PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Changes in property, plant and equipment [abstract]
Grants received	$ 1,202	$ 96	$ 4,780	$ 247
Percentage of NSR			1.80%
Purchase of property			$ 1,800